Debt issues - By currency (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Debt issues
Short-term debt	$ 26,266	$ 31,912
Long-term debt	146,330	136,444
AUD
Debt issues
Long-term debt	37,571	35,780
CHF
Debt issues
Long-term debt	2,953	1,903
EUR
Debt issues
Long-term debt	31,734	25,049
GBP
Debt issues
Long-term debt	5,290	4,922
JPY
Debt issues
Long-term debt	3,226	2,137
NZD
Debt issues
Long-term debt	2,294	3,416
USD
Debt issues
Long-term debt	60,336	60,971
Other currencies
Debt issues
Long-term debt	2,926	2,266
Own issuances
Debt issues
Short-term debt	26,266	31,514
US commercial paper
Debt issues
Short-term debt	18,675	26,167
Senior debt | AUD
Debt issues
Short-term debt	550	1,900
Senior debt | GBP
Debt issues
Short-term debt	6,604	2,916
Senior debt | Other currencies
Debt issues
Short-term debt	$ 437	531
Asset backed commercial paper
Debt issues
Short-term debt		392
Asset backed commercial paper | AUD
Debt issues
Short-term debt		392
Acceptances
Debt issues
Short-term debt		$ 6